FAIR VALUE MEASUREMENT	12 Months Ended
Dec. 31, 2024
FAIR VALUE MEASUREMENT
FAIR VALUE MEASUREMENT
8.	FAIR VALUE MEASUREMENT
In accordance with ASC
820-10,
the Company measures financial products, derivative instruments, available-for-sale
debt investments and equity securities with readily determinable fair value at fair value on a recurring basis. Equity securities classified within Level 1 are valued using quoted market prices that currently available on a securities exchange registered with the Securities and Exchange Commission (SEC), Shanghai Stock Exchange (SSE) or Hong Kong Stock Exchange (HKEX). Financial products and derivative instruments classified within Level 2 are valued using directly or indirectly observable inputs in the market place. The available-for-sale
debt investments classified within Level 3 are valued based on a model utilizing unobservable inputs which require significant management judgment and estimation.
The equity securities without readily determinable fair value, equity method investments and certain non-financial
assets are recorded at fair value only if an impairment or observable price adjustment is recognized in the current period. If an impairment or observable price adjustment is recognized on the equity securities during the period, the Company classify these assets as Level 3 within the fair value hierarchy based on the nature of the fair value inputs.
Assets and liabilities measured at fair value on a recurring basis are summarized below (in millions):

	Fair Value Measurement at December 31, 2023 Using			Fair Value at December 31, 2023
	Level 1	Level 2	Level 3
	RMB	RMB	RMB	RMB
Assets
Financial products (Note 2, 7)	—	9,658	—	9,658
Derivative instruments (Note 2)	—	101	60	161
Listed equity securities (Note 7)	9,990	—	—	9,990
Available-for-sale debt investments (Note 7)	—	—	2,095	2,095

Total Assets	9,990	9,759	2,155	21,904

Liabilities
Exchangeable senior notes (Note 12)	—	3,696	—	3,696
Derivative instruments (Note 2)	—	61	—	61

Total Liabilities	—	3,757	—	3,757

	Fair Value Measurement at December 31, 2024 Using
	Level 1	Level 2	Level 3	Fair Value at December 31, 2024
	RMB	RMB	RMB	RMB	US$
Assets
Financial products (Note 2, 7)	—	20,174	—	20,174	2,764
Derivative instruments (Note 2)	—	171	33	204	28
Listed equity securities (Note 7)	11,422	—	—	11,422	1,565
Available-for-sale debt investments (Note 7)	—	—	941	941	129

Total Assets	11,422	20,345	974	32,741	4,486

Liabilities
Exchangeable senior notes (Note 12)	—	3,906	—	3,906	535
Derivative instruments (Note 2)	—	5	—	5	1

Total Liabilities	—	3,911	—	3,911	536

The roll forward of major Level 3 Investments are as follows (RMB in millions):

Total
Fair value of Level 3 Investments as at December 31, 2022	2,601
Transfer into Level 3	183
New addition	55
Effect of exchange rate change	57
Expected credit losses	(115)
The change in fair value of the investments	(686)

Fair value of Level 3 Investments as at December 31, 2023	2,095

Transfer out of Level 3	(1,216)
New addition	228
Disposal	(83)
Effect of exchange rate change	32
Expected credit losses	(92)
The change in fair value of the investments	(23)

Fair value of Level 3 Investments as at December 31, 2024	941

Management determined
 the fair value of these Level
3
Investments based on valuation models using various unobservable inputs. The determination of the fair value required significant judgement by management with respect to the assumptions and estimates for the revenue growth rate, weighted average cost of capital, lack of marketability discounts, expected volatility and probability in equity allocation.
The significant unobservable inputs adopted in the valuation as of
December 31, 2023 and 2024 are as follows:

Unobservable Input	2023	2024
Revenue growth rate	-61%-31%	8%-20%
Weighted average cost of capital	13%-21%	13%-14%
Lack of marketability discount	10%-21%	10%-23%
Expected volatility	33%-67%	25%-60%
Probability	Liquidation scenario: 5%-95% Redemption scenario: 0%-30% Conversion scenario: 5%~95%	Liquidation scenario: 5%-95% Redemption scenario: 0%-30% Conversion scenario: 5%~95%